Sumitomo Transaction Agreement	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Transaction Agreement [Abstract]
Sumitomo Transaction Agreement
Note 6—Sumitomo Transaction Agreement
On December 27, 2019 (the “Sumitomo Closing Date”), RSL and Sumitomo Dainippon Pharma Co., Ltd. (“Sumitomo”) completed the transactions contemplated by the transaction agreement by and between RSL and Sumitomo, dated as of October 31, 2019 (the “Sumitomo Transaction Agreement”). Pursuant to the Sumitomo Transaction Agreement, RSL transferred its entire ownership interest in Myovant Sciences Ltd., Urovant Sciences Ltd., Enzyvant Therapeutics Ltd., Altavant Sciences Ltd. and Spirovant Sciences Ltd. (collectively, the “Sumitovant Vants”) to a newly formed, wholly-owned entity (“Sumitovant”).
RSL’s ownership interest in Sumitovant was then transferred to Sumitomo, such that following the Sumitomo Closing Date, Sumitovant and its subsidiaries, including the Sumitovant Vants, were each directly or indirectly owned by Sumitomo. Additionally, in connection with the Sumitomo Transaction Agreement, RSL (i) granted Sumitomo options to purchase all, or in the case of Dermavant, 75%, of RSL’s ownership interests in six other subsidiaries (Dermavant, Genevant Sciences Ltd. (“Genevant”), Lysovant Sciences Ltd., Metavant Sciences Ltd., Roivant Asia Cell Therapy Holdings Ltd., and Sinovant Sciences HK Limited (collectively, the “Option Vants”)), (ii) (a) transferred the proprietary technology platform DrugOme to Sumitomo (for which RSL retains a perpetual royalty free license for internal use) and (b) licensed the Digital Innovation technology platform to Sumitomo (for which both parties retain ongoing access), and (iii) transferred 78,867,360 common shares of RSL to Sumitomo. On the Sumitomo Closing Date, the Company received approximately $2.9 billion in cash. Additionally, $75.0 million was deposited into a segregated escrow account for the purpose of fulfilling indemnification obligations of RSL that may become due to Sumitomo. The full escrow amount of $75.0 million was disbursed to the Company in June 2021. In connection with the Sumitomo Transaction, RSL’s board of directors approved an exchange and offer to repurchase RSL equity securities for up to $1.0 billion of the proceeds received from Sumitomo.
Concurrently with the Sumitomo Transaction Agreement, (i) RSL, Sumitomo and Sumitovant entered into a transition services agreement, whereby each of the parties thereto agreed to provide certain services to one another at cost for a period of time following the Sumitomo Closing Date and (ii) RSL and Sumitomo entered into a strategic cooperation agreement relating to certain ongoing technology-related collaborations between the parties. Pursuant to the terms of the transition services agreement and strategic cooperation agreement, RSL billed Sumitovant $0.2 million and $0.8 million, net of amounts billed by Sumitovant to RSL, during the three and nine months ended December 31, 2021, respectively. During the three and nine months ended December 31, 2020, RSL billed Sumitovant $0.3 million and $1.1 million, net of amounts billed by Sumitovant to RSL, respectively, for costs incurred on behalf of Sumitovant, which were recorded as an offsets to the general and administrative expenses initially charged. The period for certain services provided under the Transition Services Agreement expired in December 2020.
In conjunction with the Sumitomo Transaction, certain employees of the Company became employees of Sumitovant or its subsidiaries. The Company issued certain instruments to these employees that vest based on the achievement of time-based, performance or liquidity event requirements. As of December 31, 2021 and 2020, there were 5,134,088 and 5,470,387 outstanding instruments, respectively, held by Sumitovant employees for which aggregate fair value was recorded against the gain on sale of business.
In May 2021, the Company entered into an Asset Purchase Agreement with Sumitomo and its subsidiary Sumitomo Pharmaceuticals (Suzhou) Co., Ltd. (“SPC”) (the “Asset Purchase Agreement”). The transactions contemplated by the Asset Purchase Agreement closed in June 2021. Pursuant to the Asset Purchase Agreement: (i) Sumitomo terminated all of its existing options to acquire the Company’s equity interests in the Option Vants (the “Sumitomo Options”); (ii) the Company transferred and assigned to SPC all of its intellectual property, development and commercialization rights for (a) lefamulin in Mainland China, Taiwan, Hong Kong, and Macau (collectively “Greater China”), (b) vibegron in Mainland China, (c) rodatristat ethyl in Greater China and South Korea and
(d) RVT-802
in Greater China and South Korea; (iii) Sumitomo agreed to pay the Company $5.0 million in cash; and (iv) Sumitomo entered into an agreement with the Company to pursue future collaborations with Genevant. The Company received the cash payment, net of certain withholding taxes, in August 2021. The Company recorded a gain on the termination of the Sumitomo Options of $66.5 million, consisting of the fair value of the Sumitomo Options on the date of termination and the expected cash payment, in the accompanying condensed consolidated statements of operations for the nine months ended December 31, 2021.

Note 5—Sumitomo Transaction Agreement
On December 27, 2019 (the “Sumitomo Closing Date”), RSL and Sumitomo completed the transactions contemplated by the Sumitomo Transaction Agreement. Pursuant to the Sumitomo Transaction Agreement, RSL transferred its entire ownership interest in Myovant, Urovant, Enzyvant, Altavant, and Spirovant to a newly formed, wholly-owned entity (“Sumitovant”).
RSL’s ownership interest in Sumitovant was then transferred to Sumitomo, such that following the
Sumitomo Closing Date, Sumitovant and its subsidiaries, including the Sumitovant Vants, were each directly or indirectly owned by Sumitomo. Additionally, in connection with the Sumitomo Transaction Agreement, RSL (i) granted Sumitomo options to purchase all, or in the case of Dermavant, 75%, of RSL’s ownership interests in six other subsidiaries (Dermavant, Genevant, Lysovant Sciences Ltd. (“Lysovant”), Metavant Sciences Ltd. (“Metavant”), Roivant Asia Cell Therapy Holdings Ltd. (“Cytovant Parent”), and Sinovant Sciences HK Limited (“Sinovant”)),
(ii) (a) transferred the proprietary technology platform DrugOme to Sumitomo (for which RSL retains a perpetual royalty free license for internal use) and (b) licensed the Digital Innovation technology platform to Sumitomo (for which both parties retain ongoing access) and (iii)
transferred 78,867,360 common shares of RSL to Sumitomo. On the Sumitomo Closing Date, the Company received approximately $2.9 billion in cash, resulting in a gain of $2.0 billion after taking into account all of the components of the transaction.
Additionally, on the Sumitomo Closing Date, $75.0 million of the consideration was deposited into a segregated escrow account for the purpose of fulfilling indemnification obligations of RSL that may become due to Sumitomo. Upon the expiration of the escrow period, being 18 months from the Sumitomo Closing Date, any remaining escrow funds will be disbursed to RSL. As of March 31, 2021, the Company does not believe that a reasonably possible loss of the funds in the escrow account exists. As such, the full escrow amount of $75.0 million was recorded by the Company as restricted cash on the accompanying consolidated balance sheets as of March 31, 2021. In connection with the Sumitomo Transaction, RSL’s board of directors approved a repurchase of RSL’s equity securities for up to $1.0 billion of the proceeds received from Sumitomo. Refer to Note 10, “Shareholders’ Equity and Redeemable Noncontrolling Interest” for further detail.
In conjunction with the Sumitomo Transaction, certain employees of the Company became employees of Sumitovant or its subsidiaries. The Company issued certain instruments with an aggregate fair value of $39.1 million to these employees, of which $24.8 million was classified within shareholders’ equity and $14.3 million was classified as a liability. The liability classified awards were subsequently surrendered and exchanged for cash and other newly issued equity as part of the repurchase in March 2020. The remaining instruments vest based on the achievement of time-based, performance or liquidity event requirements. As of March 31, 2021 and 2020, there were 5,458,543 and 5,504,124 outstanding instruments, respectively, held by Sumitovant employees for which aggregate fair value was recorded against the gain on sale of business.
In June 2021, RSL completed a transaction with Sumitomo pursuant to which Sumitomo terminated its existing options to acquire RSL’s equity interests in certain of its subsidiaries. See Note 19, “Subsequent Events” for additional information.